INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of income tax rates of Group's subsidiaries
	For the year ended December 31,
	2013	2014	2015

PRC	N/A	N/A	25%
Hong Kong	N/A	N/A	16.5%
Germany	29.13%	29.13%	29.13%
Malaysia	25%	25%	25%
South Korea	N/A	N/A	22%
USA	N/A	N/A	35%

Schedule of income (loss) before income taxes
In millions of $	For the year ended December 31,
	2013	2014	2015

Cayman	(0.1)	(0.7)	(17.2)
PRC	-	-	62.3
Others	(47.5)	5.1	8.8
	(47.6)	4.4	53.9

Schedule of income tax expense
In millions of $	For the year ended December 31,
	2013	2014	2015

Current	0.0	0.0	5.5
Deferred	0.4	1.4	4.6
	0.4	1.4	10.1

Schedule of reconciliation of tax computed by applying the statutory income tax rate of the Company to income tax expense
In millions of $	For the year ended December 31,
	2013	2014	2015

Income tax computed at parent statutory tax rate	-	-	-
Non-deductible expenses	3.4	2.1	5.7
Foreign tax rate differences	(13.6)	0.2	12.0
Income not subject to taxation	-	(7.9)	(0.2)
Others	(0.2)	0.1	(5.2)
Changes in the valuation allowance	10.8	6.9	(2.2)
	0.4	1.4	10.1

Schedule of components of deferred tax assets (liabilities)
In millions of $	As of December 31,
	2014	2015

Deferred tax assets:
Current:
- Tax losses	3.0	-
- Account receivables and other assets	1.0	-
- Provisions	0.6	-
- Warranty provision	-	9.8
- Inventory write-off	-	4.9
- Allowance for advance to suppliers	-	25.4
- Allowance for doubtful accounts	-	5.4
- Others	-	3.2
Valuation allowance	(4.0)	(48.5)
Offsetting	(0.6)	-

Net current deferred tax assets	-	0.2

Non-current:
- Tax losses	36.3	109.3
- Fixed assets	12.6	44.5
- Intangible assets	0.7	-
- Provision	3.2	-
- Unabsorbed capital allowance	43.1	39.7
- Others	0.1	0.1
Valuation allowance	(91.2)	(190.0)
Offsetting	(1.2)	(2.8)

Net non-current deferred tax assets	3.6	0.8

Deferred tax liabilities:
Current:
- Financial assets	0.2	3.0
- Accounts receivable and other assets	5.7	2.6
- Liabilities	0.1	0.1
Offsetting	(0.6)	-

Current deferred tax liabilities	5.4	5.7

Non-current:
- Land use rights	-	7.4
- Intangible assets	0.8	0.3
- Fixed assets	0.4	-
- Others	-	1.0
Offsetting	(1.2)	(2.8)

Non-current deferred tax liabilities	-	5.9

Schedule of reconciliation of accrued unrecognized tax benefits
In millions of $	For the year ended December 31,
	2013	2014	2015

Beginning balance	-	-	-
Acquired in the Transaction	-	-	17.9

Ending balance	-	-	17.9